Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash		$ 26,712	$ 25,856
Accounts receivable and contract assets		4,263	4,463
Inventories		67	87
Prepayments, deposits, and other current assets		2,968	9,725
Total current assets		34,010	40,131
Long-term investment		145
Property and equipment, net		13,693	14,626
Intangible assets, net		11,052	6,028
Right-of-use assets		61	129
Goodwill		4,454
Other assets		16,425	4,631
Total assets		79,840	65,545
Current liabilities:
Accounts payable		55	61
Accrued expenses and other current liabilities		1,627	1,312
Contract liabilities		696	1,034
Taxes payable		970	1,589
Lease liabilities		56	95
Total current liabilities		4,270	4,091
Lease liabilities		5	34
Total non-current liability		5	34
Total Liabilities		4,275	4,125
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		33,355	14,893
Statutory surplus reserves		1,737	1,737
Retained earnings		42,083	48,222
Accumulated other comprehensive loss		(3,997)	(3,433)
Total Lichen International Limited’s shareholders’ equity		73,182	61,420
Non-controlling interest		2,383
Total shareholders’ equity		75,565	61,420
Total liabilities and shareholders’ equity		79,840	65,545
Related Party
Current liabilities:
Due to the related parties		866
Class A Ordinary Share
Shareholders’ equity:
Ordinary Share	[1]	4	1
Class B Ordinary Share
Shareholders’ equity:
Ordinary Share	[1],[2]

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	Represents amount less than $1,000.